Received SEC

AUG 1 1 2015

Washington, DC 20549

Nasdaq

Lisa Roberts
Vice President
Listing Qualifications

CENTNAS
001-37516

By Electronic Mail

15008042

August 11, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 24, 2015, The Nasdaq Stock Market (the "Exchange") received from E-compass Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share and one Right

Ordinary Shares, par value $0.0001 per share

Rights, each exchangeable into one-tenth of one Ordinary Share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Lisa Roberts